Velocity Commercial Capital Loan Trust 2026-2 ABS-15G

Exhibit 99.12

Loan ID	Alt Loan ID	Seller Loan ID	Investor Loan ID	Transaction ID	Field Name	Source	Verified Value	Bid Tape Value	Comment
XXXXXXXX	446915			0741-001	Amortization Term	notePage	360	324	Audit value pulled from documents located in the loan file. Methodology difference